UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canyon Capital Advisors LLC
Address: 2000 Avenue of the Stars
         11th Floor
         Los Angeles, CA  90067

13F File Number:  028-07392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Simpson
Title:     Chief Operating Officer
Phone:     (310) 247-2700

Signature, Place, and Date of Signing:

 /s/  John Simpson     Los Angeles, CA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $490,732 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           COM              031652100     8061  1825799 SH       DEFINED               1825799        0        0
BELO CORP                      COM SER A        080555105    33467  4274183 SH       DEFINED               4274183        0        0
BLOOMIN BRANDS INC             COM              094235108     6580   400000 SH       DEFINED                400000        0        0
BROOKDALE SR LIVING INC        NOTE 2.750% 6/1  112463AA2     3287  3000000 PRN      DEFINED               3000000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2914   183849 SH       DEFINED                183849        0        0
CAESARS ENTMT CORP             COM              127686103     3141   461881 SH       DEFINED                461881        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5    39625 40000000 PRN      DEFINED              40000000        0        0
CEMEX SAB DE CV                NOTE 3.250% 3/1  151290BB8     2467  2500000 PRN      DEFINED               2500000        0        0
CENTRAL EUROPEAN MEDIA         NOTE 5.000%11/1  153443AH9    40163 42500000 PRN      DEFINED              42500000        0        0
CHEMTURA CORP                  COM NEW          163893209    14757   856969 SH       DEFINED                856969        0        0
CHIMERA INVT CORP              COM              16934Q109     4472  1650330 SH       DEFINED               1650330        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    19144  3201260 SH       DEFINED               3201260        0        0
CUMULUS MEDIA INC              CL A             231082108    71024 25921316 SH       DEFINED              25921316        0        0
DEVRY INC DEL                  COM              251893103    15604   685600 SH       DEFINED                685600        0        0
DIAL GLOBAL INC                COM              25247X107     3311  1370322 SH       DEFINED               1370322        0        0
FOREST CITY ENTERPRISES INC    NOTE 4.250% 8/1  345550AP2    36619 35000000 PRN      DEFINED              35000000        0        0
GENERAL MTRS CO                COM              37045V100     7152   314367 SH       DEFINED                314367        0        0
GOLDCORP INC NEW               COM              380956409     6804   148400 SH       DEFINED                148400        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     5810  1000000 SH       DEFINED               1000000        0        0
HAWAIIAN HOLDINGS INC          COM              419879101     7733  1383413 SH       DEFINED               1383413        0        0
JACK IN THE BOX INC            COM              466367109    19090   679128 SH       DEFINED                679128        0        0
KAR AUCTION SVCS INC           COM              48238T109     8400   425524 SH       DEFINED                425524        0        0
MOLYCORP INC DEL               NOTE 6.000% 9/0  608753AF6     1147  1000000 PRN      DEFINED               1000000        0        0
NATIONAL FINL PARTNERS CORP    NOTE 4.000% 6/1  63607PAC3     6595  4500000 PRN      DEFINED               4500000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2      887  1000000 PRN      DEFINED               1000000        0        0
NORDION INC                    COM              65563C105     8220  1217799 SH       DEFINED               1217799        0        0
OSHKOSH CORP                   COM              688239201     6838   249271 SH       DEFINED                249271        0        0
PACKAGING CORP AMER            COM              695156109    16055   442300 SH       DEFINED                442300        0        0
PENN NATL GAMING INC           COM              707569109     7305   169400 SH       DEFINED                169400        0        0
PHH CORP                       NOTE 6.000% 6/1  693320AQ6    18163 10000000 PRN      DEFINED              10000000        0        0
PHILIP MORRIS INTL INC         COM              718172109    11101   123430 SH       DEFINED                123430        0        0
PNC FINL SVCS GROUP INC        COM              693475105     6357   100742 SH       DEFINED                100742        0        0
RADIAN GROUP INC               NOTE 3.000%11/1  750236AK7     4741  6500000 PRN      DEFINED               6500000        0        0
RAMCO-GERSHENSON PPTYS TR      PERP PFD-D CV    751452608     8692   170000 PRN      DEFINED                170000        0        0
REGAL ENTMT GROUP              CL A             758766109     8896   632278 SH       DEFINED                632278        0        0
REYNOLDS AMERICAN INC          COM              761713106     6398   147624 SH       DEFINED                147624        0        0
ROYAL GOLD INC                 NOTE 2.875% 6/1  780287AA6    12094 10000000 PRN      DEFINED              10000000        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     5553   250000 SH       DEFINED                250000        0        0
SUPERVALU INC                  COM              868536103     2065   856900 SH       DEFINED                856900        0        0